Summary of Significant Accounting Policies - Revision for Immaterial Error Corrections (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 48,501,854		$ 48,501,854		$ 34,398,811	$ 27,604,480	$ 34,398,811
Accumulated deficit	(48,486,832)		(48,486,832)		(33,171,769)	(27,325,266)	(33,171,769)
Total stockholders' deficit	(48,486,257)	$ (23,449,956)	(48,486,257)	$ (23,449,956)	(33,171,194)	(27,324,691)	(33,171,194)	$ (19,749,609)	$ (28,875,317)	$ (45,738,217)	$ (44,695,623)	$ 0
Change in fair value of warrants and derivatives	(362,000)	24,916,621	10,956,082	14,433,236	(7,487,000)	12,722,918
Total other income (expense), net	(7,742,269)	24,922,423	3,688,936	14,494,246	(8,062,897)	12,789,815
Net income (loss)			440,247	9,721,238	(9,188,357)	5,846,503
Net cash used in operating activities			(1,008,459)	(1,085,784)	(607,940)	(1,311,782)
TEMPO AUTOMATION INC
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other noncurrent liabilities		3,925,000		3,925,000	341,000	5,573,000	341,000
Total liabilities	132,098,000	45,804,000	132,098,000	45,804,000	15,068,000	38,742,000	15,068,000
Accumulated deficit	(204,830,000)	(84,687,000)	(204,830,000)	(84,687,000)	(60,299,000)	(108,312,000)	(60,299,000)
Total stockholders' deficit	$ (186,341,000)	(78,478,000)	(186,341,000)	(78,478,000)	$ (56,014,000)	(92,195,000)	(56,014,000)						$ (38,295,000)
Change in fair value of warrants and derivatives			5,674,000	(2,340,000)		(4,242,000)	47,000
Total other income (expense), net			(71,554,000)	(1,906,000)		(14,699,000)	(534,000)
Net income (loss)			(96,518,000)	$ (24,388,000)		(48,013,000)	(19,104,000)
Net loss per share				$ (2.48)
Net cash used in operating activities			$ (20,182,000)	$ (20,883,000)		$ (30,228,000)	$ (13,904,000)
Previously Reported [Member] | TEMPO AUTOMATION INC
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other noncurrent liabilities		3,160,000		3,160,000
Total liabilities		45,039,000		45,039,000
Accumulated deficit		(83,922,000)		(83,922,000)
Total stockholders' deficit		(77,713,000)		(77,713,000)
Change in fair value of warrants and derivatives				(1,575,000)
Total other income (expense), net				(1,141,000)
Net income (loss)				$ (23,623,000)
Net loss per share				$ (2.41)
Net cash used in operating activities				$ (20,833,000)
Revision of Prior Period, Error Correction, Adjustment [Member] | TEMPO AUTOMATION INC
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other noncurrent liabilities		765,000		765,000
Total liabilities		765,000		765,000
Accumulated deficit		(765,000)		(765,000)
Total stockholders' deficit		$ (765,000)		(765,000)
Change in fair value of warrants and derivatives				(765,000)
Total other income (expense), net				(765,000)
Net income (loss)				$ (765,000)
Net loss per share				$ (0.07)